Equity - Schedule of Information about Share Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares) | shares	2,262,620	3,763,020	4,390,222
Options outstanding, weighted average remaining contractual life (years)	1 year 7 months 6 days
Options outstanding, weighted average exercise price (in usd per share)	$ 10.25	$ 9.28	$ 8.65
Number of options exercisable (in shares) | shares	2,262,620
Options exercisable, weighted average exercise price (in usd per share)	$ 10.25
$2.65 - $3.06
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares) | shares	434,041
Options outstanding, weighted average remaining contractual life (years)	2 months 12 days
Options outstanding, weighted average exercise price (in usd per share)	$ 2.98
Number of options exercisable (in shares) | shares	434,041
Options exercisable, weighted average exercise price (in usd per share)	$ 2.98
$3.52 - $5.43
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares) | shares	38,192
Options outstanding, weighted average remaining contractual life (years)	1 year 3 months 18 days
Options outstanding, weighted average exercise price (in usd per share)	$ 4.57
Number of options exercisable (in shares) | shares	38,192
Options exercisable, weighted average exercise price (in usd per share)	$ 4.57
$6.84 - $10.64
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares) | shares	1,243,498
Options outstanding, weighted average remaining contractual life (years)	2 years
Options outstanding, weighted average exercise price (in usd per share)	$ 9.93
Number of options exercisable (in shares) | shares	1,243,498
Options exercisable, weighted average exercise price (in usd per share)	$ 9.93
$12.49 - $26.13
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares) | shares	546,889
Options outstanding, weighted average remaining contractual life (years)	2 years
Options outstanding, weighted average exercise price (in usd per share)	$ 17.14
Number of options exercisable (in shares) | shares	546,889
Options exercisable, weighted average exercise price (in usd per share)	$ 17.14
Bottom of range | $2.65 - $3.06
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in usd per share)	2.65
Bottom of range | $3.52 - $5.43
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in usd per share)	3.52
Bottom of range | $6.84 - $10.64
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in usd per share)	6.84
Bottom of range | $12.49 - $26.13
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in usd per share)	12.49
Top of range | $2.65 - $3.06
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in usd per share)	3.06
Top of range | $3.52 - $5.43
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in usd per share)	5.43
Top of range | $6.84 - $10.64
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in usd per share)	10.64
Top of range | $12.49 - $26.13
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in usd per share)	$ 26.13